PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 1,512,035		¥ 1,443,539		$ 237,271
Less: accumulated depreciation	(749,393)		(621,425)		(117,596)
Property and equipment, net, Total	762,642		822,114		119,675
Depreciation expense including assets under capital leases	183,332	$ 28,769	145,161	¥ 130,871
Machinery and electronic equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	585,524		580,170		91,881
Financial leased assets
Finance leased assets, gross	9,632		8,139		1,511
Finance leased assets, accumulated depreciation	5,460		4,167		857
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	682,489		682,311		107,097
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	138,876		119,317		21,793
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	¥ 105,146		¥ 61,741		$ 16,500